Significant accounting policies	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [Abstract]
Significant accounting policies
3.	Significant accounting policies
Significant accounting policies applied by the Group upon the preparation of consolidated financial statements under IFRS are described below, and consolidated financial statements for the year ended

December 31, 2022 and comparative periods were prepared using the same accounting policy, except for changes in accounting policy described in the Note 2.

(a)	Operating segments
The Group has divided the segments based on internal reports reviewed periodically by the top sales decision maker to make decisions about the resources allocated to the segments and evaluate their performance. There are six reporting segments as described in Note 7. The reporting segments are operated separately according to the nature of the goods and services provided and the organizational structure of the Group.
The segment reported to the Chief Executive Officer (“CEO”) includes items directly attributable to a segment as well as those that can be allocated on a reasonable basis.
It is the CEO’s responsibility to evaluate the resources to be distributed to the business and the performance of the business, and to make strategic decisions.

(b)	Basis of consolidation
i) Subsidiaries
Subsidiaries are investees controlled by the Group. The Group controls an investee when it is exposed to, or has rights to, variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.
If a member of the Group uses accounting policies other than those adopted in the consolidated financial statements for the same transactions and events in similar circumstances, appropriate adjustments are made to its financial statements in preparing the consolidated financial statements.
ii) Structured entity
The Group establishes or invests in various structured entities. It does not own shares directly or indirectly for these companies. Considering the terms and conditions of the arrangement in which the structured entity was established, the Group gains and losses from the operations of the structured entity. It is included in the consolidated entities if it is determined that it has the ability to direct the activities of a consolidated structured entity that can most significantly affect these gains and losses. The Group does not recognize any non-controlling
interests as equity in relation to structured entities in the consolidated statements of financial position since the non-controlling
interests in these entities are recognized as liabilities of the Group.
iii) Intra-group transactions eliminated on consolidation
Intra-group balances, transactions, and any unrealized income and expenses arising from intra-group transactions are eliminated in preparing the consolidated financial statements. Unrealized intra-group losses are recognized as expense if intra-group losses indicate an impairment that requires recognition in the consolidated financial statements.

iv)
Non-controlling
interests
Non-controlling
interests in a subsidiary are accounted for separately from the parent’s ownership interests in a subsidiary. Each component of net profit or loss and other comprehensive income is attributed to the owners of the parent and non-controlling
interest holders, even when the
non-controlling
interests balance is reduced to below zero.

(c)	Business combinations
i) Business combinations
A business combination is accounted for by applying the acquisition method, unless it is a combination involving entities or businesses under common control.
Each identifiable asset or liability is measured at its acquisition-date fair value except for below:

•	Leases are required to be classified based on the contractual terms and other factors

•	Only those contingent liabilities assumed in a business combination that are a present obligation and can be measured reliably are recognized

•	Deferred tax assets or liabilities are recognized and measured in accordance with IAS 12, ‘Income Taxes’

•	Employee benefit arrangements are recognized and measured in accordance with IAS 19, ‘Employee Benefits’

•	Compensation assets are recognized and measured on the same basis as the items subject to compensation.

•	Reacquired rights are measured in accordance with special provisions

•	Liabilities or equity instruments related to share-based payment transactions are measured in accordance with the method in IFRS 2, ‘Share-based Payment’

•	Non-current assets held for sale are measured at fair value less costs to sell in accordance with IFRS 5, ‘Non-current Assets Held for Sale and Discontinued Operations’
As of the acquisition date,
non-controlling
interests in the acquired are measured as the
non-controlling
interests’ proportionate share of the acquirer’s identifiable net assets.
The transfer consideration in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the acquirer, the liabilities incurred by the acquirer to former owners of the acquired and the equity interests issued by the acquirer. However, any portion of the acquirer’s share-based payment awards exchanged for awards held by the acquired employee that is included in transfer consideration in the business combination shall be measured in accordance with the method described above rather than at fair value.
Acquisition-related costs are costs the acquirer incurs to effect a business combination. Those costs include broker’s fees; advisory, legal, accounting, valuation and other professional or consulting fees; general administrative costs, including the costs of maintaining an internal acquisitions department; and costs of registering and issuing debt and equity securities. Acquisition-related costs, other than those associated with the issue of debt or equity securities, which are recognized in accordance with IAS 32 and IFRS 9, are expensed in the periods in which the costs are incurred and the services are received.

(d)	Investments in associates and joint ventures
An associate is an entity in which the Group has significant influence, but not control, over the entity’s financial and operating policies. Significant influence is presumed to exist when the Group holds between 20 and 50 percent of the voting power of another entity.
A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require the unanimous consent of the parties sharing control.
The investment in an associate and a joint venture is initially recognized at cost, and the carrying value is increased or decreased to recognize the Group’s share of the profit or loss and changes in equity of the associate and the joint venture after the date of acquisition. Intra-group balances and transactions, and any unrealized income and expenses arising from intra-group transactions, are eliminated the Group’s stake in preparing the consolidated financial statements. Unrealized losses are also being derecognized unless the transaction provides evidence of an impairment of the transferred assets.
If an associate or a joint venture uses accounting policies different from those of the Group for transactions and events in similar circumstances, appropriate adjustments are made to its financial statements in applying the equity method.
When the carrying value of that interest, including any long-term investments, is reduced to nil, the recognition of further losses is discontinued except to the extent that the Group has an obligation or has to make payments on behalf of the investee for further losses.

(e)	Cash and cash equivalents
The Group classifies cash balances, call deposits and highly liquid investment assets with original maturities of three months or less from the acquisition date that are easily converted into a fixed amount of cash, and are subject to an insignificant risk of changes in their fair value as cash and cash equivalents. Equity instruments are excluded from cash equivalents unless they are, in substance, cash equivalents, like in the case of preferred shares acquired within a short period of their maturity and with a specified redemption date.

(f)	Non-derivative financial assets
Financial assets are recognized in the consolidated statement of financial position when the Group becomes a party to the contract. In addition, a standardized purchase or sale (a purchase or sale of a financial asset under a contract whose terms require delivery of the asset within the time frame established generally by regulation or convention in the market concerned) is recognized on the trade date.
A financial asset is measured initially at its fair value plus, for an item not at Fair Value Through Profit or Loss (“FVTPL”), transaction costs that are directly attributable to its acquisition of the financial asset. Transaction costs on the financial assets at FVTPL that are directly attributable to the acquisition are recognized in profit or loss as incurred.

i) Financial assets designated at FVTPL
Financial assets can be irrevocably designated as measured at FVTPL despite of classification standards stated below, if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise from measuring assets or liabilities or recognizing the gains or losses on them on different bases.
ii) Equity instruments
For the equity instruments that are not held for short-term trading, at initial recognition, the Group may make an irrevocable election to present subsequent changes in fair value in other comprehensive income. Equity instruments that are not classified as financial assets at Fair Value through Other Comprehensive Income (“FVOCI”) are classified as financial assets at FVTPL.
The Group subsequently measures all equity investments at fair value. Valuation gains or losses of the equity instruments that are classified as financial assets at FVOCI previously recognized as other comprehensive income is not reclassified as profit or loss on recognition. The Group recognizes dividends in profit or loss when the Group’s right to receive payments of the dividend is established.
Valuation gains or losses due to changes in fair value of the financial assets at FVTPL are recognized in the consolidated statement of comprehensive income gains or losses on financial assets at FVTPL. Impairment loss (reversal) on equity instruments at FVOCI is not recognized separately.
iii) Debt instruments
Subsequent measurement of debt instruments depends on the Group’s business model in which the asset is managed and the contractual cash flow characteristics of the asset. Debt instruments are classified as financial assets at amortized cost, at FVOCI, or at FVTPL. Debt instruments are reclassified only when the Group’s business model changes.

①	Financial assets at amortized cost
Assets that are held within a business model whose objective is to hold assets to collect contractual cash flows where those cash flows represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a financial asset measured at amortized cost that is not subject to a hedging relationship is recognized in profit or loss when the financial asset is derecognized or impaired. Interest income on the effective interest method is included in the ‘Interest income’ in the consolidated statement of comprehensive income.

②	Financial assets at FVOCI
Assets that are held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and, where the assets’ cash flows represent solely payments of principal and interest, are measured at FVOCI. Other than (reversal of) impairment losses, interest income, foreign exchange differences, gains or losses of the financial assets at FVOCI are recognized as other comprehensive income in equity. On removal, gains or losses accumulated in other comprehensive income are reclassified to profit or loss. The interest income on the effective interest method is included in the ‘Interest income’ in the consolidated statement of comprehensive income. Foreign exchange differences and impairment losses are included in the ‘Net foreign currency transaction gain’ and ‘Provision for credit losses allowance’ in the consolidated statement of comprehensive income, respectively.

③	Financial assets at FVTPL
Debt securities other than financial assets at amortized costs or FVOCI are classified at FVTPL. Unless hedge accounting is applied, gains or losses from financial assets at FVTPL are recognized as profit or loss and are included in ‘Net gain(loss) on financial assets at fair value through profit or loss’ in the consolidated statement of comprehensive income.
iv) Embedded derivatives
Financial assets with embedded derivatives are classified regarding the entire hybrid contract, and the embedded derivatives are not separately recognized. The entire hybrid contract is considered when it is determined whether the contractual cash flows represent solely payments of principal and interest.
v) Derecognition of financial assets
The Group derecognizes a financial asset when the contractual rights to the cash flows from the asset expire, or it transfers the rights to receive the contractual cash flows on the financial asset in a transaction in which substantially all the risks and rewards of ownership of the financial asset are transferred. If the Group does not have or transfer most of the risks and rewards of ownership of the financial asset, the entity shall remove the financial asset if it does not control the financial asset. If the Group continues to control the financial asset, it continues to recognize the transferred asset to the extent that it is continuously involved and recognizes the related liability together.
If the Group transfers the right to cash flows of a financial asset but holds most of the risks and rewards of ownership of the financial asset, the entity shall continue to recognize the asset. Also, the amount of disposal received is recognized as a liability.
vi) Offsetting
Financial assets and financial liabilities are offset and the net amount is presented in the consolidated statement of financial position only when the Group currently has a legally enforceable right to set off the recognized amounts, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

(g)	Derivative financial instruments
Derivatives are initially recognized at fair value. Subsequent to initial recognition, derivatives are measured at fair value, and changes therein are accounted for as described below.
i) Hedge accounting
The Group holds forward exchange contracts, interest rate swaps, currency swaps and other derivative contracts to manage interest rate risk and foreign exchange risk. The Group designated derivatives as hedging instruments to hedge the risk of changes in the fair value of assets, liabilities or firm commitments (a fair value hedge) and foreign currency risk of highly probable forecasted transactions or firm commitments (a cash flow hedge).
On initial designation of the hedge, the Group formally documents the relationship between the hedging instrument(s) and hedged item(s), including the risk management objectives and strategy in undertaking the hedge transaction. In addition, this document describes the hedging instrument, hedged item, and the method of evaluating the effect of the hedging instrument offsetting changes in the fair value or cash flow of the hedged item due to the hedged risk at the initiation of the hedging relationship and in subsequent periods.

①	Fair value hedge
Changes in the fair value of a derivative hedging instrument designated as
a fair value hedge are recognized in profit or loss. The gain or loss from remeasuring the hedging instrument at fair value for a derivative hedging instrument and the gain or loss on the hedged item attributable to the hedged risk are recognized in profit or loss in the same line item of the separate statement of comprehensive income.
The Group discontinues fair value hedge accounting if the hedging instrument expires or is sold, terminated or exercised, or if the hedge no longer meets the criteria. Any adjustment arising from G/L on the hedged item attributable to the hedged risk is amortized to profit or loss from the date the hedge accounting is discontinued.

②	Cash flow hedge
When a derivative is designated to hedge the variability in cash flows attributable to a particular risk associated with a recognized asset or liability or a highly probable forecasted transaction that could affect profit or loss, the effective portion of changes in the fair value of the derivative is recognized in other comprehensive income, net of tax, and presented in the hedging reserve in equity. Any ineffective portion of changes in the fair value of the derivative is recognized immediately in profit or loss.
If the hedging instrument no longer meets the criteria for hedge accounting, expires or is sold, terminated, exercised, or the designation is revoked, then hedge accounting is discontinued prospectively. The cumulative gain or loss on the hedging instrument that has been recognized in other comprehensive income is reclassified to profit or loss in the periods during which the forecasted transaction occurs. If the forecasted transaction is no longer expected to occur, then the balance in other comprehensive income is recognized immediately in profit or loss.

③	Net investment hedge
The portion of the change in fair value of a financial instrument designated as a hedging instrument that meets the requirements for hedge accounting for a net investment in a foreign operation is recognized in other comprehensive income and the ineffective portion of the hedge is recognized in profit or loss. The portion recognized as other comprehensive income that is effective as a hedge is recognized in the statement of comprehensive income as a result of reclassification adjustments in accordance with IAS 21, “Effect of Changes in Foreign Exchange Rates” at the time of disposing of its overseas operations or disposing of a portion of its overseas operations to profit or loss.
ii) Other derivative financial instruments
All derivatives except those designated as hedging instruments and are effective in hedging are measured at fair value. Changes in the fair value of other derivative financial instrument not designated as a hedging instrument are recognized immediately in profit or loss.
iii) Gains and losses on initial recognition
Any difference between the fair value of over the counter derivatives at initial recognition and the amount that would be determined at that date using a valuation technique in a situation in which the valuation is dependent on unobservable parameters is not recognized in profit or loss but is deferred, and the deferred gains and losses on initial transaction are depreciated on a straight-line basis over the life of the instrument or the remainder is recognized in profit or loss immediately when the fair value becomes observable.

(h)	Expected credit losses of Financial assets
The Group recognizes allowance for credit loss(“ACL”) for debt instruments measured at amortized cost and fair value through other comprehensive income, and lease receivable, loan commitments and financial guarantee contracts using the expected credit loss impairment model. Financial assets migrate through the following three stages based on the change in credit risk since initial recognition and allowance for credit loss for the financial assets are measured at the
12-month
expected credit losses (“ECL”) or the lifetime ECL, depending on the stage.

Category		Allowance for credit loss
STAGE 1	When credit risk has not increased significantly since the initial recognition	12-months ECL: the ECL associated with the probability of default events occurring within the next 12 months
STAGE 2	When credit risk has increased significantly since the initial recognition	Lifetime ECL: a lifetime ECL associated with the probability of default events occurring over the remaining lifetime
STAGE 3	When assets are impaired	Same as above
The Group, meanwhile, only recognizes the cumulative changes in lifetime expected credit losses since the initial recognition as an allowance for credit loss for purchased or originated credit-impaired financial assets.
The total period refers to the expected life span of the financial instrument up to the contract expiration date.
i) Reflection of forward-looking information
The Group reflects forward-looking information presented by internal experts based on a variety of information when measuring expected credit losses. Assuming that the measurement factor of expected credit losses has a certain correlation with economic fluctuations, the expected credit losses are calculated by reflecting forward-looking information through modeling between macroeconomic variables and measurement factors.
ii) Measurement of expected credit loss of financial assets at amortization cost
The expected credit loss of an amortized financial asset is measured as the difference between the present value of the cash flows expected to be received and the cash flow expected to be received. For this purpose, we calculate expected cash flows for individually significant financial assets. For non-individual
significant financial assets, the financial assets collectively include expected credit losses as part of a set of financial assets with similar credit risk characteristics.
Expected credit losses are deducted using the allowance for credit loss account and are written off if the financial assets are not recoverable. The allowance for credit loss is increased when the written-off
loan receivables are subsequently collected and changes in the allowance for credit loss are recognized in profit or loss.
iii) Measurement of estimated credit loss of financial assets at FVOCI
The calculation of expected credit losses is the same as for financial assets measured at amortized cost, but changes in allowance for credit loss are recognized in other comprehensive income. In the case of disposal and redemption of other comprehensive income – fair value, the allowance for credit loss is reclassified from other comprehensive income to profit or loss and recognized in profit or loss.

(i)	Property and equipment
Property and equipment are initially measured at cost and after initial recognition. The cost of property and equipment includes expenditures arising directly from the construction or acquisition of the asset, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management and the initial estimate of the costs of dismantling and removing the item and restoring the site on which it is located. Certain land and buildings are measured at fair value at the date of transition to IFRS, which is deemed cost, in accordance with IFRS 1,
‘First-time Adoption of IFRS’
. Subsequent to initial recognition, the asset is measured at cost less accumulated depreciation and accumulated impairment losses, if any.
The Group recognizes in the carrying value of an item of property and equipment the cost of replacing part of property and equipment when that cost is incurred if it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. The carrying value of those parts that are replaced is derecognized. The costs of the day-to-day
servicing of property and equipment are recognized in profit or loss as incurred.
Land is not depreciated. Other property and equipment are depreciated on a straight-line basis over the estimated useful lives, which most closely reflect the expected pattern of consumption of the future economic benefits embodied in the asset. The estimated useful lives for the current and comparative periods are as follows:

Descriptions	Useful lives
Buildings	40~50 years
Other properties	4~5 years
Depreciation methods, useful lives and residual values are reassessed at each fiscal year-end
and in case adjustments are needed, it is accounted for as a change in accounting estimate.

(j)	Intangible assets
Intangible assets are measured initially at cost and, subsequently, are carried at cost less accumulated amortization and accumulated impairment losses.
Amortization of intangible assets except for goodwill is calculated on a straight-line basis over the estimated useful lives of intangible assets as shown below, from the date that they are available for use. The residual value of intangible assets is zero. However, if there are no foreseeable limits to the periods over which certain intangible assets are expected to be available for use, they are determined to have indefinite useful lives and are not amortized.

Descriptions	Useful lives
Software	5 years
Capitalized development cost	5 years
Other intangible assets	5 years or contract periods

Amortization periods and the amortization methods for intangible assets with finite useful lives are reviewed at the end of each reporting period. The useful lives of intangible assets that are not being amortized are reviewed at the end of each reporting period to determine whether events and circumstances continue to support indefinite useful life assessments for those assets. Changes are accounted for as changes in accounting estimates.
Expenditures on research activities, undertaken with the prospect of gaining new technical knowledge and understanding, are recognized in profit or loss as incurred. Development expenditures are capitalized only if development costs can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable, and the Group intends to and has sufficient resources to complete development and to use or sell the asset. Other development expenditures are recognized in profit or loss as incurred.

(k)	Investment properties
Investment property is property held either to earn rental income or for capital appreciation or both. An investment property is initially recognized at cost including any directly attributable expenditure. Subsequent to initial recognition, the asset is measured at cost less accumulated depreciation and accumulated impairment losses, if any.
The depreciation method and the estimated useful lives for the current and comparative periods are as follows:

Descriptions	Useful lives	Depreciation method
Buildings	40 years	Straight-line

(l)	Leases
i) Accounting treatment as the lessee
The Group leases various tangible assets, such as real estate and vehicles, and each of the lease contract is negotiated individually and includes a variety of terms and conditions. There are no other restrictions imposed by the lease contracts, but the lease assets cannot be provided as collaterals for borrowings.
At the commencement date of the lease, the Group recognizes the right-of-use
assets and the lease liabilities. Each lease payment is allocated to payment for the principal portion of the lease liability and financial costs. The Group recognizes in profit or loss the amount calculated to produce a constant periodic rate of interest on the lease liability balance for each period as financial costs.
Right-of-use
assets are depreciated using a straight-line method from the commencement date over the lease term.
Lease liabilities are measured at the present value of the lease payments that are not paid at the commencement date of the lease, and the lease payments included in the measurement of the liabilities consist of the following payments:

•	Fixed payments (including in-substance fixed payments, less any lease incentives receivable)

•	Variable lease payments depending on the index or rate (interest rate)

•	Amounts expected to be paid by the lessee under the residual value guarantee

•	The exercise price of a purchase option if the lessee is reasonably certain to exercise that option

•	Payments of penalties for terminating the lease, if the lease term reflects the lessee exercising an option to terminate the lease
If the interest rate implicit in the lease is readily determined, the lease payments are discounted by the rate; if the rate is not readily determined, the lessee’s incremental borrowing rate is used.
The cost of the
right-of-use
assets comprise:

•	The amount of the initial measurement of the lease liability

•	Any lease payments made at or before the commencement date (less any lease incentives received)

•	Any initial direct costs incurred by the lessee

•
An estimate of costs to be incurred by the lessee in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease

Lease payments related to short-term leases or
low-value
assets are recognized as current expenses over the lease term using the straight-line method. A short-term lease is a lease that has a lease term of 12 months or less, and the low-value
assets lease is a lease of which the underlying asset value is not more than
~~W~~
6 million.
Additional considerations for the Group when accounting for lessees include:
Extension and termination options are included in a number of real estate lease contracts of the Group. In determining the lease term, management considers all relevant facts and circumstances that create an economic incentive not to exercise the options. The periods covered by, a) an option to extend the lease if the lessee is reasonably certain to exercise that option, or b) an option to terminate the lease if the lessee is reasonably certain not to exercise that option, is included when determining the lease term. The Group reassesses whether the Group is reasonably certain to exercise the extension option, or not to exercise a termination option, upon the occurrence of either a significant event or a significant change in circumstances that is within the control of the lessee, and affects whether the lessee is reasonably certain to exercise an option not previously included in its determination of the lease term, or not to exercise an option previously included in its determination of the lease term.
ii) Accounting treatment as the lessor
The Group leases out to lessee various tangible assets, including vehicles under operating and finance lease contracts, and each of the lease contract is negotiated individually and includes a variety of terms and conditions. The risk management method for all rights held by the Group in the underlying assets includes repurchase agreements, residual value guarantees, etc.

①	Finance leases
The Group recognizes them as a receivable at an amount equal to the net investment in the lease, and the difference from the carrying value of the leasing asset as of the commencement date is recognized as profit or loss from disposal of the lease asset. In addition, interest income is recognized by applying the effective interest method for the amount of the Group’s net investment in finance leases. Lease-related direct costs are included in the initial recognition of financial lease receivables and are accounted for in a way that reduces the revenue for the lease term.

②	Operating leases
The Group recognizes the lease payments as income on straight-line basis, and adds the lease initial direct costs incurred during negotiation and contract phase of the operating lease to the carrying value of the underlying asset. In addition, the depreciation policy of operating lease assets is consistent with the Group’s depreciation policy of other similar assets.

(m)	Assets held for sale
Non-current
assets, or disposal groups comprising assets and liabilities, that are expected to be recovered primarily through sale rather than through continuing use, are classified as held for sale. In order to be classified as held for sale, the asset (or disposal group) must be available for immediate sale in its present condition and its sale must be highly probable. The assets or disposal group that are classified as non-current
assets held for sale are measured at the lower of their carrying value and fair value less cost to sell.
The Group recognizes an impairment loss for any initial or subsequent write-down of an asset (or disposal group) to fair value less costs to sell, and a gain for any subsequent increase in fair value less costs to sell, up to the cumulative impairment loss previously recognized.
An asset that is classified as held for sale or part of a disposal group classified as held for sale is not depreciated (or amortized).

(n)	Impairment of non-financial assets
The carrying values of the Group’s
non-financial
assets, other than assets arising from employee benefits, deferred tax assets and non-current
assets held for sale, are reviewed at the end of the reporting period to determine whether there is any indication of impairment. If any such indication exists, then the asset’s recoverable amount is estimated.
Goodwill and intangible assets that have indefinite useful lives or that are not yet available for use, irrespective of whether there is any indication of impairment, are tested for impairment annually by comparing their recoverable amount to their carrying value.
The Group estimates the recoverable amount of an individual asset, and if it is impossible to measure the individual recoverable amount of an asset, then the Group estimates the recoverable amount of cash-generating unit (“CGU”). The recoverable amount of an asset or a CGU is the greater of its value in use and its fair value less costs to sell. The value in use is estimated by applying a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or the CGU for which estimated future cash flows have not been adjusted, to the estimated future cash flows expected to be generated by the asset or the CGU.
An impairment loss is recognized if the carrying value of an asset or a CGU exceeds its recoverable amount. Impairment losses are recognized in profit or loss.
Goodwill acquired in a business combination is allocated to each CGU that is expected to benefit from the synergies arising from the goodwill acquired. Any impairment identified at the CGU level will first reduce the carrying value of goodwill and then be used to reduce the carrying value of the other assets in the CGU on a pro rata basis. Impairment losses of goodwill cannot be reversed in the subsequent period. At the end of each reporting period, the Group reviews whether there are any signs of impairment loss that has been recognized in the prior period no longer exists or has decreased, and reversal occurs only if there is a change in the estimate used to determine the recoverable amount after the recognition of the impairment loss. The asset’s carrying value does not exceed the carrying value that would have been determined, net of depreciation or amortization, if no impairment loss had been recognized.

(o)	Non-derivative financial liabilities
The Group recognizes financial liabilities in the consolidated statement of financial position when the Group becomes a party to the contractual provisions of the financial liability in accordance with the substance of the contractual arrangement and the definitions of financial liabilities.
Transaction costs on the financial liabilities at FVTPL are recognized in profit or loss as incurred.
i) Financial liabilities designated at FVTPL
Financial liabilities can be irrevocably designated as measured at FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise from measuring assets or liabilities or recognizing the gains and losses on them on different bases, or a group of financial instruments is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy. The amount of change in the fair value of the financial liabilities designated at FVTPL that is attributable to changes in the credit risk of that liabilities shall be presented in other comprehensive income.
ii) Financial liabilities at FVTPL
Since initial recognition, financial liabilities at FVTPL is measured at fair value, and changes in the fair value are recognized as profit or loss.
iii) Other financial liabilities
Non-derivative
financial liabilities other than financial liabilities at fair value through profit or loss are classified as other financial liabilities, and other financial liabilities include deposits, borrowings, debt securities and etc. At the date of initial recognition, other financial liabilities are measured at fair value minus transaction costs that are directly attributable to the acquisition. Subsequent to initial recognition, other financial liabilities are measured at amortized cost using the effective interest method.
The Group derecognizes a financial liability from the consolidated statement of financial position when it is extinguished (i.e. when the obligation specified in the contract is discharged, canceled or expires).

(p)	Foreign currency
i) Foreign currency transactions
Transactions in foreign currencies are translated to the respective functional currencies of the Group at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the end of the reporting period are retranslated to the functional currency using the exchange rate at the end of the reporting period.
Non-monetary
foreign currency items measured at fair value are converted to the exchange rate on the date the fair value is determined, and non-monetary
items measured at historical cost are converted to the exchange rate on the trading day.
All foreign currency differences arising from the conversion of monetary items are recognized in profit or loss. However, the Group excludes currency differences at the time of settlement of monetary items, conversion differences in net investments in foreign operations and conversion differences for financial liabilities designated cash flow hedges. If gains or losses arising from non-monetary
items are recognized in other comprehensive income, the effect of exchange rate changes included in those gains or losses is also recognized in other comprehensive income. In addition, if recognized in profit or loss, the effect of exchange rate changes is also recognized in profit or loss.
ii) Foreign operations
If the presentation currency of the Group is different from a foreign operation’s functional currency, the financial statements of the foreign operation are translated into the presentation currency using the following methods:
The assets and liabilities of foreign operations, whose functional currency is not the currency of a hyperinflationary economy, are translated to presentation currency at exchange rates at the reporting date. The income and expenses of foreign operations are translated to functional currency at exchange rates at the dates of the transactions. Foreign currency differences are recognized in other comprehensive income.
Any goodwill arising on the acquisition of a foreign operation and any fair value adjustments to the carrying values of assets and liabilities arising on the acquisition of that foreign operation are treated as assets and liabilities of the foreign operation and are translated using the exchange rate at the reporting date.
Upon disposal of foreign operations, the cumulative amount of the exchange differences recognized as a separate line item within the equity and other comprehensive income is reclassified from other comprehensive income to profit and loss at the time of recognition. When disposing subsidiaries, including foreign operations, proportional shares of exchange differences recognized in other comprehensive income are reverted to non-controlling
shares of foreign operations, and in other cases, disposing some of the portions of foreign operations, only the proportional shares of the accumulated exchange differences recognized in other comprehensive income are classified as profit and loss.
iii) Net investment in a foreign operation
If the settlement of a monetary item receivable from or payable to a foreign operation is neither planned nor likely in the foreseeable future, then foreign currency differences arising on the item form part of the net investment in the foreign operation and are recognized in other comprehensive income and reclassified from equity to profit or loss on disposal of the net investment.

(q)	Equity capital
i) Capital stock
Capital stock is classified as equity. Incremental costs directly attributable to the transaction of stock are deducted from equity, net of any tax effects.
Preferred stocks are classified as equity if they do not need to be repaid or are repaid only at the option of the Group and if payment is determined by the Group’s discretion, and dividends are recognized when the shareholders’ meeting approves the dividends. Preferred stocks that are eligible for reimbursement of a defined or determinable amount on or after a certain date are classified as liabilities. The related dividend is recognized in profit or loss at the time of occurrence as interest expense.

ii) Hybrid bonds
The Group classifies an issued financial instrument, or its component parts, as a financial liability or an equity instrument depending on the substance of the contractual arrangement of such financial instrument. Hybrid bonds where the Group has an unconditional right to avoid delivering cash or another financial asset to settle a contractual obligation are classified as an equity instrument and presented in equity. Hybrid bonds issued by subsidiaries of the group are classified as non-controlling
interests according to this classification criteria. In addition, distributions paid are treated as net income attributable to non-controlling
interests in the consolidated statement of comprehensive income.
iii) Capital adjustment
The effect of changes in ownership interests in subsidiaries that do not lose control over the equity attributable to owners of the parent is included in capital adjustments.

(r)	Employee benefits
i) Short-term employee benefits
Short-term employee benefits are employee benefits that are due to be settled within 12 months after the end of the period in which the employees render the related service. When an employee has rendered service to the Group during an accounting period, the Group recognizes the undiscounted amount of short-term employee benefits expected to be paid in exchange for that service.
ii) Other long-term employee benefits
The Group’s net obligation in respect of other long-term employee benefits that are not expected to be settled wholly before 12 months after the end of the annual reporting period in which the employees render the related service, is the amount of future benefit that employees have earned in return for their service in the current and prior periods. That benefit is discounted to determine its present value. Remeasurements are recognized in profit or loss in the period in which they arise.
iii) Retirement benefits: defined contribution plans
The Group recognizes the contribution expense as an account of severance payments in profit or loss in the period according to the defined contribution plans, when an employee provides work services for a certain period of time, except for the case when it is included in the cost of the asset. Contributions payable are recognized as liabilities (unpaid expenses) after deducting the contributions already paid. In addition, if the contribution already paid exceeds the contribution due for services provided before the end of the reporting period, the future contribution is reduced or cash refunded due to the excess is recognized as an asset (prepaid expense).
iv) Retirement benefits: defined benefit plans
For the year ended December 31, 2022, defined benefit liabilities related to the defined benefit plan are recognized by deducting the fair value of external reserve from the present value of the defined benefit plan debt.
Defined benefit liabilities are calculated annually by independent actuaries using the predicted unit credit method. If the net present value of the defined benefit obligation less the fair value of the plan assets is an asset then the present value of the economic benefits available to the entity in the form of a refund from the plan or a reduction in future contributions to the plan.
The remeasurement component of net defined benefit liability is the change in the effect on asset ceiling except for the amount included in the net interest income of plan assets and net revenues of plan assets excluding actuarial gains and losses to the net of defined benefit liabilities. It is immediately recognized in other comprehensive income. The Group determines the net interest on the net defined benefit obligation (asset) by multiplying the net defined benefit obligation (asset) by the discount rate determined at the beginning of the annual reporting period and is the net present value of the net defined benefit obligation. It is determined by taking into consideration the fluctuations. Net interest expense and other expenses related to defined benefit plans are recognized in profit or loss.
When an amendment or reduction of the system occurs, the gain or loss resulting from the change or decrease in the benefits to the past service is immediately recognized in profit or loss. The Group recognizes gains or losses on settlement when the defined benefit plan is settled.
v) Termination benefits
Termination benefits are recognized as an expense when the Group is committed demonstrably, without realistic possibility of withdrawal, to a formal detailed plan to either terminate employment before the normal retirement date, or to provide termination benefits as a result of an offer made to encourage voluntary redundancy. Termination benefits for voluntary redundancies are recognized as an expense if the Group has made an offer of voluntary redundancy, it is probable that the offer will be accepted, and the number of acceptances can be estimated reliably. If benefits are payable more than 12 months after the reporting period, then they are discounted to their present value.

(s)	Share-based payment transactions
In regards to the share-based payment transactions which grants an employee a stock or stock option in exchange for the goods or services provided, if the fair value of the goods or services provided or the fair value of the goods or services provided cannot be reliably measured, the Group indirectly measures the fair value of the goods or services based on the fair value of the given equity, and the amount is recognized as employee benefit expenses and capital during the vesting period. For share-based payment awards with non-vesting
conditions, the grant date fair value of the share-based payment is measured to reflect such conditions and there is no true-up
for differences between expected and actual outcomes.
The fair value of the amount payable to employees in respect of share appreciation rights, which are settled in cash, is recognized as an expense with a corresponding increase in liabilities, over the period that the employees unconditionally become entitled to payment. The liability is remeasured at each reporting date and at settlement date. Any changes in the fair value of the liability are recognized as personnel expense in profit or loss.

(t)	Provisions
Provisions are recognized when the Group has a present legal or constructive obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

The risks and uncertainties that inevitably surround many events and circumstances are taken into account in reaching the best estimate of a provision. Where the effect of the time value of money is material, provisions are determined at the present value of the expected future cash flows.
Provisions are reviewed at the end of each reporting period and adjusted to reflect the current best estimate. If it is no longer probable that an outflow of resources embodying economic benefits will be required to settle the obligation, the provision is reversed.
Provisions shall be used only for expenditures for which the provisions are originally recognized.

(u)	Financial guarantee contract
A financial guarantee contract is a contract that requires the Group to make specified payments to reimburse the holder for a loss it incurs because a specified debtor fails to make payment when due in accordance with the original or modified terms of a debt instrument.
Financial guarantee contracts are recognized initially at their fair value, and the initial fair value is amortized over the life of the financial guarantee contract.
After initial recognition, financial guarantee contracts are measured at the higher of:

•	Loss allowance in accordance with IFRS 9 ‘ Financial Instruments ’

•	The amount initially recognized less, when appropriate, the cumulative amount of income recognized in accordance with the principles of IFRS 15, ‘ Revenue from Contracts with Customers ’

(v)	Insurance contracts
i) Investment contract liabilities, including insurance contract liabilities and discretionary dividend factors
The group establishes liability reserves in accordance with the Insurance Business Law and the related regulations. The reserves are calculated according to the insurance policy, insurance premiums and liability reserve calculation method. The main contents are as follows.
i-1)
Premium reserves
This is the amount to be accumulated for insurance claim payable for the existing contracts as of the end of the reporting period, the reserves are calculated by deducting the present value of net premiums to be earned after the end of the reporting period from the present value of claims to be paid to the policyholder after the date of the statement of financial position.
i-2)
Unearned premium reserves
Among premiums that are due for payment before the end of the reporting period, the prepaid premium reserves for the next period are calculated through a premium and liability reserves calculation method.
i-3)
Guarantee reserves
The total amount of reserve for variable minimum guarantee (①) and reserve for general account guarantee (②) is provided as guarantee reserve.

① Variable minimum guarantee reserve
This reserve is the amount that must be accumulated to guarantee insurance premiums above a certain level for contracts maintained as of the end of the reporting period, and is measured at the higher of:

i)	the average amount of the top 30% of net loss expected in the future

ii)	the minimum required amount by insurance types, minimum guarantees, level of guarantees and limits of stock investment portion
② General account guarantee reserve
As of the end of the reporting period, the amount of reserve for insurance contracts that are insured under general account is required to be paid to guarantee the level of refunds, and select the largest of the following:

i)
Average of the amount deducted from the appropriateness of the liability reserve calculated by excluding the guarantee option from the appropriateness evaluation of the liability reserve calculated by including the guarantee option for each interest rate scenario

ii)
The amount of compensation (including annulment contract) against the guarantee received from the policy holder by the rate applied at the premium calculation in the insurance premium and liability reserve calculation method

i-4)
Reserve for outstanding claims
As of the end of the reporting period, the Group has accrued the amount for which the reason for the payment of insurance claims, etc. has been incurred and the amount of the claim payment has not been paid yet due to the dispute or lawsuit related to the insurance settlement (pending in the Financial Dispute Mediation Committee). In addition, the Group recognizes unrecognized losses based on historical experience.
i-5)
Reserves for participating policyholders’ dividends
The reserve is provided for the purpose of contributing to the policyholder dividend according to the laws and regulations and the reserve for dividend reserve for the policyholder and the dividend reserve for the subsequent business year.
The policyholder dividend reserve is the amount that is not paid as of the end of the reporting period for the settlement amount and the reserve for dividend policy for the next fiscal year is based on the policyholder dividend calculated on the insurance contract effective as of the end of the reporting period.
① Excess crediting rate reserve
In the case of a dividend insurance contract which has been maintained for more than one year as of the end of the reporting period among contracts signed before October 1, 1997, the difference between the planned interest rate and the one-year
maturity deposit rate shall be preserved.
② Mortality dividend reserve
Dividends arising from contracts that are maintained for more than one year at the end of the reporting period are used to offset the expected mortality and actual mortality rates applied to premiums.

③ Interest dividend reserve
For the contracts that have been maintained for more than one year as of the end of the reporting period, the amount calculated by applying the interest dividend reserve rate to the net written premium reserve less the unearned acquisition costs. However, the insurance sold before October 1, 1997 is applied to the amount deducted from the net premium in the event that the planned interest rate by the insurance product is less than the dividend standard.
④ Reserves for long-term special dividends
For the effective dividend policy agreement that has been maintained for 6 years or more, the amount calculated by applying the long-term special dividend rate to the amount deducted from the net premiums for the end of the year.
However, insurance sold before October 1, 1997 is applied to the deduction of unearned premiums at the end of the year when the expected interest rate by the insurance product is less than the dividend standard rate.
i-6)
Reserve for interest dividends
In order to cover the policyholder dividend in the future, the total amount is set aside according to business performance according to the law or insurance contracts.
i-7)
Reserve for dividend insurance loss reserve
In accordance with the regulations set by the supervisory authority, dividend insurance profit is accumulated within 30/100 of the contractor’s stake. The reserve for the compensation of dividend insurance losses shall compensate for the loss of dividend insurance contracts in accordance with the provisions of the fiscal year within five years from the end of the accumulated reporting period and shall be used as the policyholder dividend source for the individual contractor.
ii) Contractor’s equity adjustment
In accordance with IAS 39, the Group classifies the gains and losses of available for sale financial assets as policyholder’s equity and shareholders’ equity based on the reserve ratio for dividend paying and non-dividend
paying insurance for the year ended December 31, 2022, and the portion of policyholder’s equity is accounted as policyholder’s equity adjustment.
iii) Evaluation of debt appropriateness
At the end of each reporting period, the group assesses whether the recognized insurance liability is appropriate using the current estimates of future cash flows of the policy, and if the carrying value of the insurance liability is deemed to be inappropriate in terms of the estimated future cash flows. The reserve for premiums is added to the profit or loss by the amount corresponding to the deficiency.
iv) Reinsurance assets
The group presents the recoverable amount of reinsurance assets. The group assesses at the end of each reporting period whether there is objective evidence that a reinsurance asset is impaired. If there is objective evidence that the entity will not be able to collect all amounts under the terms of the agreement as a result of an event that occurred after the initial recognition and if the event has a reliable and measurable impact on the amount to be received. If reinsurance assets are determined to be impaired, impairment loss is recognized in the profit and loss for the current period.
v) Deferred acquisition cost
The group recognizes unrealized gains and losses arising from long-term insurance contracts as assets and amortizes the premiums over the life of the insurance contracts equally. If the contribution period exceeds 7 years, the amortization period is 7 years if there is an unrecognized balance at the date of the cancelation, the entire amount of the cancelation is amortized in the fiscal year to which the cancelation date belongs. But, if the ratio of additional premiums is higher at the early stage of the insurance period for the purpose of recovering the excess of the unearned premiums and the early settlement costs, the new settlement expenses are treated as the period expense.

(w)	Recognition of revenues and expenses
The Group’s revenues are recognized using five-step revenue recognition model as follows: ① ‘Identifying the contract’
g
② ‘Identifying performance obligations’
g
③ ‘Determining the transaction price’
g
④ ‘Allocating the transaction price to performance obligations’
g
⑤ ‘Recognizing the revenue by satisfying performance obligations’.
i) Interest income and expense
Interest income and expense are recognized in profit or loss using the effective interest method. The effective interest rate is the rate that exactly discounts the estimated future cash payments and receipts through the expected life of the financial asset or liability or, where appropriate, a shorter period to the net carrying value of the financial asset or liability.
When calculating the effective interest rate, the Group estimates cash flows considering all contractual terms of the financial instrument, but does not consider future credit losses. The calculation includes all fees and points paid or received between parties to the contract that are an integral part of the effective interest rate, and all other premiums or discounts. When it is not possible to estimate reliably the cash flows or the expected life of a financial instrument, the Group uses the contractual cash flows over the full contractual term of the financial instrument.
Once a financial asset or a group of similar financial assets has been written down as a result of an impairment loss, interest income is thereafter recognized using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss.
ii) Fees and commission
The recognition of revenue for financial service fees depends on the purposes for which the fees are assessed and the basis of accounting for any associated financial instrument.

①	Fees that are an integral part of the effective interest rate of a financial instrument
Such fees are generally treated as an adjustment to the effective interest rate. Such fees may include compensation for activities such as evaluating the borrower’s financial condition, evaluating and recording guarantees, collateral and other security arrangements, preparing and processing documents, closing the transaction and the origination fees received on issuing financial liabilities. However, when the financial instrument is measured at fair value with the change in fair value recognized in profit or loss, the fees are recognized as revenue when the instrument is initially recognized.

②	Fees earned as services are provided
Fees and commission income, including investment management fees, sales commission, and account servicing fees, are recognized as the related services are provided.

③	Fees that are earned on the execution of a significant act
The fees that are earned on the execution of a significant act including commission on the allotment of shares or other securities to a client, placement fee for arranging a loan between a borrower and an investor and sales commission, are recognized as revenue when the significant act has been completed.
iii) Insurance income
The Group recognizes insurance income for the insurance premium paid of which the payment date arrived by the premium payment methods of the insurance contract; and recognizes advance receipts for the insurance premium paid of which the payment date has not arrived at the end of the reporting period.
iv) Dividend income
Dividend income is recognized when the shareholder’s right to receive payment is established. Usually this is the ex-dividend
date for equity securities. The Group provides compensation in various forms such as payment discounts and gifts.

(x)	Revenue from Contracts with Customers
The fair value of the consideration received or receivable in exchange for the initial transaction is allocated to the reward points (“points”) and the remainder of the fee income. The Group provides compensation in various forms such as payment discounts and free gifts. The consideration to be allocated to the points is estimated based on the fair value of the monetary benefits to be provided in consideration of the expected recovery rate of points awarded in accordance with the customer loyalty program and the expected time of recovery. Points for distribution through the cost paid by the customer is recognized by deducting from the revenue from fees.

(y)	Income tax
Income tax expense comprises current and deferred tax. Current tax and deferred tax are recognized in profit or loss except to the extent that it relates to a business combination, or items recognized directly in equity or in other comprehensive income.
Current tax is the expected tax payable or receivable on the taxable profit or loss for the year, using tax rates enacted or substantively enacted at the end of the reporting period and any adjustment to tax payable in respect of previous years. The taxable profit is different from the accounting profit for the period since the taxable profit is calculated excluding the temporary differences, which will be taxable or deductible in determining taxable profit (tax loss) of future periods, and non-taxable
or
non-deductible
items from the accounting profit. The unpaid taxes related to the Group’s current tax are calculated using the enacted or substantially established tax rate.
Deferred tax is recognized, using the asset-liability method, in respect of temporary differences between the carrying values of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. A deferred tax liability is recognized for all taxable temporary differences. A deferred tax asset is recognized for all deductible temporary differences to the extent that it is probable that taxable profit will be available against which they can be utilized. However, deferred tax is not recognized for the following temporary differences: taxable temporary differences arising on the initial recognition of goodwill, or the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting profit or loss nor taxable income.
The Group applies a consolidated tax method based on a consolidated tax base and a domestic corporation (hereinafter referred to as the “Consolidated Entity Corporation “) that is fully controlled by the consolidated parent company and the consolidated tax base.
The Group evaluates the feasibility of temporary differences, taking into account the future taxable income of individual companies and consolidated groups, respectively. The change in deferred tax assets (liabilities) was recognized as expense (income), except for the amount associated with items directly added to the equity account.
For additional temporary differences in subsidiaries, associates, and joint venture investment interests, the Group may control the timing of the disappearance of temporary differences. All deferred tax liabilities are recognised except in cases where temporary differences are unlikely to dissipate in the foreseeable future. Deferred tax assets arising from deductible temporary differences are likely to be extinguished in the foreseeable future. In addition, it is recognised when taxable income is likely to be used for temporary differences.
The carrying value of deferred tax assets is reviewed at the end of each reporting period. The carrying value of deferred tax assets is reduced when it is no longer likely that sufficient taxable income will be generated to use benefits from deferred tax assets.
Deferred tax assets and liabilities are measured at the tax rates that are expected to apply to the period when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. The measurement of deferred tax liabilities and deferred tax assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period to recover or settle the carrying value of its assets and liabilities.
Deferred tax assets and liabilities are corporate taxes imposed by the same taxation authority. Deferred tax assets and liabilities are offset only if there is a legally enforceable right to offset the related current tax liabilities and assets.
Because of the tax polices taken by the Group, tax uncertainties arise from the complexity of transactions and differences in tax law analysis. Also, it arises from a tax refund suit, tax investigation, or a refund suit against the tax authorities’ tax amount. The Group paid the tax amount by the tax authorities in accordance with IFRIC 23. However, it will be recognized as the corporate tax assets if there is a high possibility of a refund in the future. In addition, the amount expected to be paid as a result of the tax investigation is recognized as the tax liability.

(z)	Accounting for trust accounts
The Group accounts for trust accounts separately from its bank accounts under the Financial Investment Services and Capital Markets Act No. 114 and thus the trust accounts are not included in the accompanying consolidated financial statements. In this regard, the funds lent to the trust account are counted as trust account loans and loans borrowed from the trust account as other accounting accounts
(non-payment
of the trust account). In accordance with the Financial Investment Business Regulations, trust remuneration is acquired in connection with the operation, management, and disposal of trust property, and it is counted as the operating profit of trust business.

(aa)	Earnings per share
The Group presents basic and diluted earnings per share (EPS) data for its ordinary shares. Basic EPS is calculated by dividing the profit or loss attributable to the ordinary shareholder of the Group by the weighted average number of common shares outstanding during the period, adjusted for own shares held. Diluted EPS is determined by adjusting the profit or loss attributable to ordinary shareholders and the weighted average number of ordinary shares outstanding, adjusted for own shares held, for the effects of all dilutive potential ordinary shares, which comprise share options granted to employees.

(ab)	New standards and amendments not yet adopted by the Group
The following new accounting standards and amendments have been published that are not mandatory for annual periods beginning after January 1, 2022, and have not been early adopted by the Group. The Group did not early apply the following new standards and amendments when preparing consolidated financial statements
i) IAS 1 ‘Presentation of Financial Statements’ amended – Classification of Liabilities as Current or
Non-current
The amendments clarify that liabilities are classified as either current or non-current,
depending on the substantive rights that exist at the end of the reporting period. Classification is unaffected by the likelihood that an entity will exercise right to defer settlement of the liability or the expectations of management. Also, the settlement of liability includes the transfer of the entity’s own equity instruments, however, it would be excluded if an option to settle them by the entity’s own equity instruments if compound financial instruments is met the definition of equity instruments and recognized separately from the liability. The amendments should be applied for annual periods beginning on or after January 1, 2024, and earlier application is permitted. The Group expects that the amendments will not have a significant impact on the consolidated financial statements.
ii) IAS 1 ‘Presentation of Financial Statements’ amended—Disclosure of Accounting Policies
The amendments require an entity to define and to disclose its material information about accounting policies. The amendments should be applied for annual periods beginning on or after January 1, 2023, and earlier application is permitted. The Group expects that the amendments will not have a significant impact on the consolidated financial statements.

iii) IAS 8 ‘Accounting Policies, Changes in Accounting Estimates and Errors’ amended – Definition of Accounting Estimates
The amendments clarify the definition of accounting estimates and how distinguish it from a change in accounting policies. The amendments should be applied for annual periods beginning on or after January 1, 2023, and earlier application is permitted. The Group expects that the amendments will not have a significant impact on the consolidated financial statements.
iv) IAS 12 ‘Income Taxes’ – Deferred Tax Related to Assets and Liabilities Arising from a Single Transaction
Under the amendments, an entity does not apply the initial recognition exemption for transactions which involve the recognition of both an asset and liability – which in turn leads to equal taxable and deductible temporary differences. The amendments should be applied for annual periods beginning on or after January 1, 2023, and earlier application is permitted. The Group expects that the amendments will not have a significant impact on the consolidated financial statements.
v) IFRS 17 ‘Insurance Contracts’

①	Key amendments to accounting policies
IFRS 17
‘Insurance Contracts’
issued in May 2017 will be applied for annual periods beginning on or after January 1, 2023. The standard will replace IFRS 4
‘Insurance Contracts’
which is the current standard.
The main features of IFRS 17 include measurement of the current value of insurance liabilities, recognition of insurance revenue on an accrual basis, and separate presentation of investment income from insurance performance. Under IFRS 4, insurance liability was measured using historical information (e.g., interest rates at sale, etc.). In addition, when the entity receives the premium, it recognizes the premium received as an insurance revenue on a cash basis and there is no obligation to present insurance and investment income or expense separately. On the contrary, IFRS 17 measures insurance liability at its present value (i.e. at the reporting date) by using updated discount rates which reflect current market-based information such as assumptions and risks. An insurance revenue is recognized on an accrual basis, reflecting the services provided to the policyholder by the insurance company for each accounting periods. Moreover, insurance finance income or expenses and the investment income or expenses will be presented separately.
If the Group applies IFRS 17 in preparation of the financial statements, significant differences with current financial statements may arise due to the following reasons. These differences do not include all of the future differences and they may be changed depending on further analysis.

②	Evaluation of insurance liabilities
Under IFRS 17, the Group estimates all cash flows under the insurance contract, then measures insurance liability by using discount rates that reflect assumptions and risks at the reporting date.
Specifically, the Group identifies a portfolio of insurance contracts which comprises contracts subject to similar risks and managed together and disaggregates the groups of insurance contracts with similar profitability within the portfolio. Then, the Group measures the groups of insurance contracts at the total of estimates of future cash flows (reflecting cash flows related to insurance contracts and the time value of money), risk adjustment and contractual service margin. Upon the application of IFRS 17, contractual service margin account has been newly introduced. The contractual service margin presents the unrealized profit that the Group will recognize as it provides services in the future.

Reinsurance contract is an insurance contract issued by one entity (the reinsurer) to compensate another entity for claims arising from one or more insurance contracts issued by that another entity (underlying insurance contracts). When estimating present value of future cash flows arising from reinsurance contracts, the Group would use assumptions consistent with those it uses for the underlying contracts.
The Group calculates the discount rate for measuring the current value of an insurance liability using the bottom-up
approach, such as, by adding a liquidity premium to the risk-free rate of return (risk-free interest rate term structure) and the confidence level to calculate risk adjustment which reflects measurement of an uncertainty regarding the amount and timing of cash flows in a non-financial
risk (insurance risk, cancellation risk, cost risk, etc.).
For insurance liability measurement models, the General Model (GM) is applied for underlying contracts, etc., but the Variable Fee Approach (VFA) is applied for insurance contracts that have direct participation features that meet certain requirements. However, Premium Allocation Approach (PAA) is applied for contracts with of one year or less coverage period.

③	Recognition and measurement of financial performance
According to IFRS 17, insurance revenue is recognized on an accrual basis including services (insurance coverage) provided to the policyholder for each accounting period. Investment components (such as cancellation or maturity refunds) being repaid to the policyholder even if an insured event does not occur, are excluded from insurance revenue. Insurance finance income or expenses and investment income or expenses are presented separately to enable information users to understand the sources of profits or losses.
The Group includes time value of money and financial risk, and the effect of changes in the time value of money and financial risk related to the groups of insurance contracts in the insurance finance income or expenses. This requires the Group to make an accounting policy choice as to whether to disaggregate insurance finance income or expenses for the period between profit or loss and other comprehensive income.
The Group disaggregates the amounts recognized in the statements of profit or loss and other comprehensive income by portfolios. In case of applying the ‘General Model (GM)’, insurance finance income or expenses are recognized in other comprehensive income.

④	Accounting policies related to transition
According to the transition of IFRS 17, the Group shall adjust the groups of insurance contracts issued before the transition date, that is measured at cost to be measured at its current value by applying a full retrospective approach, modified retrospective approach or fair value approach (January 1, 2022, the beginning of the annual reporting period immediately preceding the date of initial application).
In principle, the Group shall identify, recognize, and measure (full retrospective approach) each group of insurance contracts as if IFRS 17 had been applied even before the transition date. However, if this approach is impracticable, the Group may choose to apply either the modified retrospective approach or fair value approach. On the other hand, for groups of insurance contracts with direct participation features which meet certain criteria, a fair value approach may be applied even if the full retrospective approach is applicable.
The objective of the modified retrospective approach is to achieve the closest outcome to full retrospective application possible using reasonable and supportable information available without undue cost
or
effort.

The fair value approach is an approach of assessing a group of insurance contracts using fair value assessments, etc. in accordance with IFRS 13 ‘Fair Value Measurement’. To apply the fair value approach, the Group shall determine the contractual service margin or loss component of the liability for remaining coverage at the transition date as the
difference between the fair value of a group of insurance contracts and the fulfilment cash flows measured at that date.
The Group applies modified retrospective approach only for underlying contracts issued within three years before the transition date, and fair value approach for other underlying contracts and reinsurance contracts held, to measure insurance liability at transition date.

⑤	Preparation for application
The Group has completed setting up actuarial assumptions and models and insurance liability settlement system. Before 2023, when the standard is first applied, the Group is planning to continue fostering and reinforcing additional professionals and will constantly promote advancement, including improvements on system stability and verification of the consistency of data output. Also, the Group is being overhauled and established an Internal Control of Financial Reporting that goes along with the dynamic accounting environment in order to prepare and disclose reliable accounting information.
The application of IFRS 17 will not only result to a change in accounting standards, but will also affect insurance product development, sales strategies, and long-term management strategies. Therefore, with the aim of re-establishment
of the overall business management system, the Group will continue to provide training to the employees and report to the management the status and implementation plan of IFRS 17.

⑥	Financial effects analysis
As the implementation of IFRS 17 results to changes in the measurement of liabilities, revenue recognition, etc., the Group expects that it will lead to a volatility in financial figures of financial statements prepared for the year ended 2023.
The Group’s assessment of financial impact of the initial application of IFRS 17 using the current financial reporting system established as of December 31, 2022, for the financial statements prepared for the year ended 2022 are as follows. However, at this point, it is difficult in practice to provide reasonable estimates of the impact on future financial statements, as sufficient review and analysis of accounting policies and actuarial assumptions and methodology for the application of IFRS 17 is still in progress. Therefore, the results on analysis are subject to change depending on additional information and economic conditions available in the future.
(i) Impact on the statement of financial position and the statement of comprehensive income
The Group classifies financial assets according to its business model by introducing
IFRS 9
‘Financial Instruments’
, but it will change its classification and measurement for capital volatility management through market valuation of insurance liabilities as it allows revaluation of the business model when introducing
IFRS 17 ‘Insurance Contracts’
in 2023. Accordingly, the group assessed the preliminary financial impact by applying the classification adjustments in IFRS 17 to financial assets removed between the transition date and the initial application date to present comparative information for financial assets whose classification and measurement requirements in IFRS 9 have been changed through business model revaluation.
[Shinhan Life Insurance Co., Ltd.]

<Statement of Financial Position>
The statement of financial position prepared in accordance with IFRS 4 and IFRS 17 as at December 31, 2022 are as follows:

Accounts	Under IFRS 4 and 9 (A) (*1)	Accounts	Under IFRS 17 and 9 (B) (*2)	(B-A)
Total Assets	66,753,920	Total Assets	56,501,131	(10,252,789)
Cash and due from banks at amortized cost	1,112,577	Cash and due from banks at amortized cost	1,653,704
Financial assets at fair value through profit or loss	6,662,617	Financial assets at fair value through profit or loss	11,527,229
Securities at fair value through other comprehensive income	10,946,361	Securities at fair value through other comprehensive income	32,753,803
Securities at amortized cost	27,744,212	Securities at amortized cost	4,338,766
Loans at amortized cost	8,612,410	Loans at amortized cost	4,219,870
Reinsurance contract assets	295,621	Reinsurance contract assets	59,017
Other assets	11,380,122	Other assets	1,948,742
Total Liabilities	63,271,167	Total Liabilities	48,414,409	(14,856,758)
Insurance contract liabilities	53,369,918	Insurance contract liabilities	42,928,691
		Reinsurance contract liabilities	62,770
		Investment contract liabilities	2,296,401
Other liabilities	9,901,249	Other liabilities	3,126,547
Total equity	3,482,753	Total equity	8,086,722	4,603,969

(*1)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 4 ‘Insurance Contracts’ (Application of the overlay approach under IFRS 4 to financial assets related to insurance contracts).
(*2)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 17 ‘Insurance Contracts’ .

<Statement of Comprehensive Income>
The statement of comprehensive income prepared in accordance with IFRS 4 and IFRS 17 for the year ended December 31, 2022 are as follows:

Accounts	Under IFRS 4 and 9 (A) (*1)	Accounts	Under IFRS 17 and 9 (B) (*2)	(B-A)
Operating income	9,412,664	Insurance service result	733,320
		Insurance service revenue	760,665
		Net reinsurance service expenses	(27,345)
Operating expenses	(8,796,865)	Net financial result	(182,741)
		Investment income	588,729
		Insurance finance expenses	(771,470)
Operating profit	615,799	Operating profit	550,579	(65,220)
Non-operating income or expenses	(17,562)	Non-operating income	(17,673)
Profit before income taxes	598,237	Profit before income taxes	532,906	(65,331)
Income tax expense	(134,644)	Income tax expense	(117,331)
Profit for the year	463,593	Profit for the year	415,575	(48,018)
Other comprehensive loss for the year	(2,122,609)	Other comprehensive loss for the year	(592,441)
Total comprehensive loss for the year	(1,659,016)	Total comprehensive loss for the year	(176,866)	1,482,150

(*1)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 4 ‘Insurance Contracts’ (Application of the overlay approach under IFRS 4 to financial assets related to insurance contracts).
(*2)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 17 ‘Insurance Contracts’ .
<Statement of Cash Flows>
The statement of cash flows prepared in accordance with IFRS 4 and IFRS 17 for the year ended December 31, 2022 are as follows:

Accounts	Under IFRS 4 and 9 (A) (*1)	Under IFRS 17 and 9 (B) (*2)	(B-A)
Cash flows from operating activities	(931,218)	(1,337,223)	(406,005)
Cash flows from investing activities	288,321	623,849	335,528
Cash flows from financing activities	(42,340)	(42,340)	—

(*1)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 4 ‘Insurance Contracts’ (Application of the overlay approach under IFRS 4 to financial assets related to insurance contracts).
(*2)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 17 ‘Insurance Contracts’ .

[Shinhan EZ General Insurance, Ltd.]
<Statement of Financial Position>
The statement of financial position prepared in accordance with IFRS 4 and IFRS 17 as at December 31, 2022 are as follows:

Accounts	Under IFRS 4 and 9 (A) (*1)	Accounts	Under IFRS 17 and 9 (B) (*2)	(B-A)
Total Assets	241,096	Total Assets	222,971	(18,125)
Cash and due from banks at amortized cost	133,996	Cash and due from banks at amortized cost	133,996
Securities at fair value through other comprehensive income	9,876	Securities at fair value through other comprehensive income	9,876
Securities at amortized cost	40,016	Securities at amortized cost	40,016
Reinsurance contract assets	35,748	Reinsurance contract assets	24,713
Other assets	21,460	Other assets	14,370
Total Liabilities	115,448	Total Liabilities	85,520	(29,928)
Insurance contract liabilities	93,885	Insurance contract liabilities	75,318
		Reinsurance contract liabilities	—
		Investment contract liabilities	—
Other liabilities	21,563	Other liabilities	10,202
Total equity	125,648	Total equity	137,451	11,803

(*1)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 4 ‘Insurance Contracts’ .
(*2)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 17 ‘Insurance Contracts’ .

(i) Impact on the statement of financial position and the statement of comprehensive income
<Statement of Comprehensive Income>
The statement of comprehensive income prepared in accordance with IFRS 4 and IFRS 17 for the year ended December 31, 2022 are as follows:

Accounts	Under IFRS 4 and 9 (A) (*1)	Accounts	Under IFRS 17 and 9 (B) (*2)	(B-A)
Operating income	71,210	Insurance service result	(11,060)
		Insurance service revenue	(7,977)
		Net reinsurance service expenses	(3,083)
Operating expenses	(86,452)	Net financial result	1,490
		Investment income	2,181
		Insurance finance expenses	(691)
Operating profit	(15,242)	Operating profit	(9,570)	5,672
Non-operating income	212	Non-operating income	212
Profit before income taxes	(15,030)	Profit before income taxes	(9,358)	5,672
Income tax expense	—	Income tax expense	—
Profit for the year	(15,030)	Profit for the year	(9,358)	5,672
Other comprehensive income for the year	208	Other comprehensive income for the year	225
Total comprehensive loss for the year	(14,822)	Total comprehensive loss for the year	(9,133)	5,689

(*1)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 4 ‘Insurance Contracts’ .
(*2)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 17 ‘Insurance Contracts’ .
<Statement of Cash Flows>
The statement of cash flows prepared in accordance with IFRS 4 and IFRS 17 for the year ended December 31, 2022 are as follows:

Accounts	Under IFRS 4 and 9 (A) (*1)	Under IFRS 17 and 9 (B) (*2)	(B-A)
Cash flows from operating activities	9,331	9,331	—
Cash flows from investing activities	(59,056)	(59,056)	—
Cash flows from financing activities	(79,183)	(79,183)	—

(*1)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 4 ‘Insurance Contracts’ .
(*2)	The amounts applied under IFRS 9 ‘Financial Instruments’ and IFRS 17 ‘Insurance Contracts’

(ii) Financial impact of transition to IFRS 17
As of the transition date (January 1, 2022), the measurement of liability for underlying contracts held, using different transition approaches is as follows:
[Shinhan Life Insurance Co., Ltd.]

Transition approach	Date issued - insurance contract	Insurance contract liabilities	Contractual Service Margin
Modified retrospective approach	2019 – 2021	1,437,967	2,734,701
Fair value approach	Before 2018	49,184,220	3,753,602

		50,622,187	6,488,303

As of the transition date (January 1, 2022), the amount of reinsurance contracts held calculated by applying the fair value approach is
~~W~~
281,763 million of reinsurance contract liabilities.
[Shinhan EZ General Insurance, Ltd.]

Transition approach	Date issued - insurance contract	Insurance contract liabilities	Contractual Service Margin
Modified retrospective approach	2019 – 2021	47,331	100
As of the transition date (January 1, 2022), the amount of reinsurance contracts held calculated by applying the fair value approach is

~~W~~
~~13,025 million of reinsurance contract liabilities.~~
(iii) Financial impact on insurance assets and liabilities
As of December 31, 2022, the amount of insurance contract liabilities applying IFRS 17 is as follows:
[Shinhan Life Insurance Co., Ltd.]

Classification	Insurance contract liabilities	Contractual service margin (under liabilities)	Insurance contract assets	Contractual service margin (under assets)
Underlying contracts	42,928,691	6,924,913	—	—
Reinsurance contracts	62,770	(83,185)	59,017	94,861

	42,991,461	6,841,728	59,017	94,861

[Shinhan EZ General Insurance, Ltd.]

Classification	Insurance contract liabilities	Contractual service margin (under liabilities)	Insurance contract assets	Contractual service margin (under assets)
Underlying contracts	75,318	—	519	(94)
Reinsurance contracts	—	—	24,713	—

	75,318	—	25,232	(94)